Note 13 - Sale of Spanish Subsidiaries - Summary of Assets and Liabilities in Sale of Subsidiary 1 (Details) - Alt Spain Holdco [Member] $ in Thousands	Mar. 25, 2025 USD ($)
Other current assets	$ 36
Total assets sold	36
Accounts payable	196
Short secured debt	2,773
Operating leases, current liabilities	29
Other current liabilities	203
Operating leases, non-current liabilities	423
Total liabilities sold	3,624
Net (gain)/loss on sale of net assets	$ (3,588)